Equity - Share capital transactions (Detail) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity [Line Items]
Purchase of treasury shares	€ 757	€ 130	€ 621
Reduction of treasury shares	33,500,000
Cancellation of treasury shares	€ 1,228
Treasury shares transactions [Member]
Equity [Line Items]
Shares acquired	41,489,816	3,318,211	34,892,820
Average market price	€ 36.22	€ 39.21	€ 34.29
Purchase of treasury shares	€ 1,503	€ 130	€ 1,196
Reduction of treasury shares	33,500,000	3,809,675	38,541,356
Cancellation of treasury shares	€ 1,216	€ 152	€ 1,316
Shares in treasury, at the end of the period	7,989,816		491,464
Total cost	€ 287		€ 22